Fair Value - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	¥ 649,732	¥ 514,039
Other financial liabilities	175,410	167,025
Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	104,286	68,263
Measured at fair value on a recurring basis [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	368,856	292,864
Other financial liabilities	52,786	55,076
Measured at fair value on a recurring basis [member] | Financial liabilities measured at fair value through profit or loss [member] | Foreign exchange instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities	16,417	33,483
Measured at fair value on a recurring basis [member] | Financial liabilities measured at fair value through profit or loss [member] | Interest rate instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities	36,369	21,593
Measured at fair value on a recurring basis [member] | Financial liabilities measured at fair value through profit or loss [member] | Derivatives [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities	52,786	55,076
Measured at fair value on a recurring basis [member] | Financial assets measured at fair value through profit or loss [member] | Foreign exchange instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	38,926	8,850
Measured at fair value on a recurring basis [member] | Financial assets measured at fair value through profit or loss [member] | Interest rate instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	49,419	26,663
Measured at fair value on a recurring basis [member] | Financial assets measured at fair value through profit or loss [member] | Derivatives [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	88,345	35,513
Measured at fair value on a recurring basis [member] | Financial assets measured at fair value through profit or loss [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	69,829	68,694
Measured at fair value on a recurring basis [member] | Financial assets measured at fair value through other comprehensive income [member] | Equity securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	210,682	188,657
Measured at fair value on a recurring basis [member] | Level 1 [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	224,774	201,435
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial assets measured at fair value through profit or loss [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	26,763	24,096
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial assets measured at fair value through other comprehensive income [member] | Equity securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	198,011	177,339
Measured at fair value on a recurring basis [member] | Level 2 [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	126,205	74,501
Other financial liabilities	52,786	55,076
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial liabilities measured at fair value through profit or loss [member] | Foreign exchange instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities	16,417	33,483
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial liabilities measured at fair value through profit or loss [member] | Interest rate instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities	36,369	21,593
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial liabilities measured at fair value through profit or loss [member] | Derivatives [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities	52,786	55,076
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial assets measured at fair value through profit or loss [member] | Foreign exchange instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	38,926	8,850
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial assets measured at fair value through profit or loss [member] | Interest rate instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	49,419	26,663
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial assets measured at fair value through profit or loss [member] | Derivatives [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	88,345	35,513
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial assets measured at fair value through profit or loss [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	37,860	38,988
Measured at fair value on a recurring basis [member] | Level 3 [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	17,877	16,928
Measured at fair value on a recurring basis [member] | Level 3 [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	5,206	5,610	¥ 5,521
Measured at fair value on a recurring basis [member] | Level 3 [member] | Equity securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	12,671	11,318	¥ 10,370
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial assets measured at fair value through profit or loss [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	5,206	5,610
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial assets measured at fair value through other comprehensive income [member] | Equity securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	¥ 12,671	¥ 11,318